Stock-Based Compensation - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Nov. 03, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance			2,738,039		2,738,039		2,187,252	2,382,016
Share based compensation, description							The 2011 Plan, Special Plan and 2017 Plan are administered by the board of directors. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, except that the exercise price per share of incentive stock options may not be less than 100% of the fair market value of the common stock on the date of grant (or, in the case of the 2011 Plan and the Special Plan, 110% of fair value in the case of an award granted to employees who hold more than 10% of the total combined voting power of all classes of stock at the time of grant) and the term of stock options may not be greater than 10 years (or five years for an incentive stock option granted to a 10% stockholder under the 2011 Plan and the Special Plan). Stock options awarded under the plans expire 10 years after the grant date (or five years after the grant date for an incentive stock option granted to a 10% stockholder under the 2011 Plan and the Special Plan), unless the board of directors sets a shorter term.
Vesting rights, descriptions							Vesting periods for awards under the plans are determined at the discretion of the board of directors. Incentive stock options granted to employees and restricted stock awards granted to employees, officers, members of the board of directors, advisors, and consultants of the Company typically vest over four years. Non-statutory options granted to employees, officers, members of the board of directors, advisors, and consultants of the Company typically vest over three or four years.
Stock-based compensation arrangement, number of options granted to purchase shares					829,500		863,881
Share based compensation			$ 1,066,000	$ 273,000	$ 2,684,000	$ 627,000	$ 906,000	$ 644,000	$ 126,000
Options granted, weighted average grant date fair value							$ 3.62	$ 6.02	$ 5.40
Options vested during the period							$ 800,000	$ 500,000	$ 43,000,000,000
Unrecognized compensation cost of stock based awards			$ 10,100,000		$ 10,100,000		$ 4,000,000	$ 1,800,000
Unrecognized compensation cost of stock based awards, recognition period					2 years 10 months 13 days		2 years 9 months 3 days	2 years 10 months 2 days
Weighted average grant-date fair value per share of stock options granted			$ 0.00			$ 11.77
2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary share issued							759,971
Share granted							553,971
Common stock reserved for future issuance, description							The number of shares of common stock reserved for issuance under this plan will automatically increase on January 1 of each year, beginning on January 1, 2018 and continuing through January 1, 2027, in an amount equal to the lowest of 1,025,490 shares of the Company's common stock, 4% of the number of shares of the Company's common stock outstanding on January 1 of each year and an amount determined by the Company's board of directors.
2010 Special Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary share issued							0	585,994
Share granted							0	2,194
Stock-based compensation arrangement, number of options granted to purchase shares					0
2011 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation arrangement, number of options granted to purchase shares					0
2011 Stock incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary share issued								512,745		1,299,038
Share granted								33,740		0
Employees And Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation arrangement, number of options granted to purchase shares							863,881	316,916	102,195
Share based compensation							$ 900,000	$ 600,000	$ 100,000
Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation arrangement, number of options granted to purchase shares							0	4,686	2,343
Share based compensation							$ 7,000	$ 15,000	$ 16,000
Common Stock | 2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation arrangement, number of options granted to purchase shares					585,994
Common Stock | Board of Directors | 2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of number of common stock outstanding	4.00%
Common Stock | Maximum | Board of Directors | 2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation arrangement, number of additional shares authorized	1,025,490
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ristricted stock, vested in period fair value							$ 0	$ 1,000	$ 21,000
2017 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for future issuance, description		The number of common stock reserved for issuance under this plan will automatically increase on January 1 of each year, beginning on January 1, 2019 and continuing through January 1, 2029, in an amount equal to the lowest of 512,745 shares of the Company's common stock, 2% of the number of shares of the Company's common stock outstanding on January 1 of each year and an amount determined by the Company's board of directors.
Common stock reserved for future issuance		219,748